Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Estimated Useful Lives of Assets
Estimated useful lives of the assets are as follows:

Furniture and fixtures	7 years
Office equipment	5 years
Computers and equipment	3 years
Leasehold improvements	5-8 years
Software and website development costs	1-5 years